CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Cash and cash deposits:
Cash and cash equivalents	¥ 4,239,359	¥ 3,820,685
Time deposits	545,842	409,082
Deposits with stock exchanges and other segregated cash	369,770	291,480
Total cash and cash deposits	5,154,971	4,521,247
Loans and receivables:
Loans receivable (includes ¥1,650,115 and ¥2,074,585 at fair value option)	5,469,195	4,013,852
Receivables from customers (includes ¥39,107 and ¥21,834 at fair value option)	453,937	379,911
Receivables from other than customers	928,632	819,263
Allowance for credit losses	(18,047)	(5,832)
Total loans and receivables	6,833,717	5,207,194
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥303,499 and ¥466,433 at fair value option)	15,621,132	13,834,460
Securities borrowed	5,373,663	4,283,039
Total collateralized agreements	20,994,795	18,117,499
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥5,656,626 and ¥6,892,311; includes ¥7,043 and ¥8,108 at fair value option)	19,539,742	17,509,934
Private equity and debt investments (includes ¥18,033 and ¥22,807 at fair value option)	117,066	99,399
Total trading assets and private equity and debt investments	19,656,808	17,609,333
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥459,954 and ¥529,605)	448,785	464,316
Non-trading debt securities	335,401	337,361
Investments in equity securities (includes assets pledged of ¥953 and ¥247)	105,088	97,660
Investments in and advances to affiliated companies (includes assets pledged of ¥5,658 and ¥6,929; includes ¥ nil and ¥1,514 at fair value option)	462,017	402,485
Other (includes ¥168,780 and ¥213,227 at fair value option)	1,155,621	1,014,707
Total other assets	2,506,912	2,316,529
Total assets	55,147,203	47,771,802
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥476,212 and ¥650,122 at fair value option)	1,054,717	1,008,541
Payables and deposits:
Payables to customers	1,310,825	1,359,948
Payables to other than customers	2,823,100	1,799,585
Deposits received at banks (includes ¥159,505 and ¥182,906 at fair value option)	2,356,202	2,137,936
Total payables and deposits	6,490,127	5,297,469
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥666,985 and ¥916,090 at fair value option)	16,870,303	14,217,966
Securities loaned (includes ¥82,136 and ¥62,102 at fair value option)	2,133,066	1,556,663
Other secured borrowings	393,206	334,319
Total collateralized financing	19,396,575	16,108,948
Trading liabilities	10,890,610	10,557,971
Other liabilities (includes ¥34,984 and ¥61,052 at fair value option)	1,414,546	1,175,521
Long-term borrowings (includes ¥4,957,581 and ¥873,950 at fair value option)	12,452,115	10,399,210
Total liabilities	51,698,690	44,547,660
Commitments and contingencies (Note 19)
Common stock
No par value shares;Authorized—6,000,000,000 shares Issued—3,233,562,601 and 3,163,562,601 shares Outstanding—3,003,679,324 and 2,970,755,160 shares	594,493	594,493
Additional paid-in capital	708,785	707,189
Retained earnings	1,705,725	1,647,005
Accumulated other comprehensive income	459,984	318,454
Total NHI shareholders' equity before treasury stock	3,468,987	3,267,141
Common stock held in treasury, at cost—229,883,277 and 192,807,441 shares	(118,798)	(118,574)
Total NHI shareholders' equity	3,350,189	3,148,567
Noncontrolling interests	98,324	75,575
Total equity	3,448,513	3,224,142
Total liabilities and equity	55,147,203	47,771,802
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	73,000	23,000
Total cash and cash deposits	73,000	23,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,296,000	1,044,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥459,954 and ¥529,605)	15,000	49,000
Other (includes ¥168,780 and ¥213,227 at fair value option)	84,000	78,000
Total other assets	99,000	127,000
Total assets	1,468,000	1,194,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥476,212 and ¥650,122 at fair value option)	220,000	94,000
Collateralized financing:
Trading liabilities	0	0
Other liabilities (includes ¥34,984 and ¥61,052 at fair value option)	6,000	5,000
Long-term borrowings (includes ¥4,957,581 and ¥873,950 at fair value option)	886,000	793,000
Borrowings	1,106,000	887,000
Total liabilities	¥ 1,112,000	¥ 892,000